Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)
(19)	Quarterly Financial Information (Unaudited)

Year Ended December 31, 2011
(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Interest income	$13,583	$13,640	$13,384	$12,861	$53,468
Interest expense	3,102	2,858	2,580	2,313	10,853

Net interest income	10,481	10,782	10,804	10,548	42,615
Provision for loan losses	1,750	1,883	2,010	5,880	11,523
Noninterest income	2,052	2,178	2,358	2,612	9,200
Noninterest expense	9,378	9,008	8,925	9,533	36,844
Income tax (benefit) expense	451	661	711	(1,232)	591

Net income (loss)	$954	$1,408	$1,516	$(1,021)	$2,857

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$465	$907	$1,018	$(1,522)	$868

Net income (loss) per share:
Basic earnings (loss) per share	$0.10	$0.19	$0.22	$(0.33)	$0.19
Diluted earnings (loss) per share	0.10	0.19	0.22	(0.33)	0.19

Year Ended December 31, 2010
(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Interest income	$14,873	$15,103	$14,625	$14,138	$58,739
Interest expense	4,562	3,989	3,766	3,436	15,753

Net interest income	10,311	11,114	10,859	10,702	42,986
Provision for loan losses	2,505	2,150	2,450	8,150	15,255
Noninterest income	2,006	2,450	2,910	3,115	10,481
Noninterest expense	9,131	10,320	9,365	16,035	44,851
Income tax (benefit) expense	187	312	531	(4,117)	(3,087)

Net income (loss)	$494	$782	$1,423	$(6,251)	$(3,552)

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$5	$281	$925	$(6,752)	$(5,541)

Net income (loss) per share:
Basic earnings (loss) per share	$—	$0.06	$0.20	$(1.45)	$(1.19)
Diluted earnings (loss) per share	—	0.06	0.20	(1.45)	(1.19)